Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (3,794)	$ (989)
Exchange difference	84	(21)
Total	9,936	3,363
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,753	3,358
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,282	270
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	35	36
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,576	$ 709